Share-based awards and other equity instruments - Narrative (Details) - shares	Jun. 30, 2021	Dec. 31, 2020
2016 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant	59,635,698	34,711,009